Lease liabilities (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Lease Liabilities
Depreciation expense for right-of-use assets (Note 7)	$ 224	$ 16	$ 386	$ 27
Accretion of lease liabilities (Note 22)	88	1	158	2
Total amount	$ 312	$ 17	$ 544	$ 29